OTHER EXPENSES BY FUNCTION	12 Months Ended
Dec. 31, 2022
OTHER EXPENSES BY FUNCTION
OTHER EXPENSES BY FUNCTION

27  – OTHER EXPENSES BY FUNCTION

Other expenses by function are detailed as follows:

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Contingencies and non-operating fees	6,316,102	(7,950,093)	(1,081,812)
Tax on bank debits and other bank expenses	(7,150,739)	(5,270,040)	(3,367,615)
Write-offs, disposals and loss of property, plant and equipment	—	(417,623)	(7,972,976)
Others	(51,694)	(1,574,034)	(5,007,853)
Total	(886,331)	(15,211,790)	(17,430,256)